Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of related parties

	December 31, 2025	December 31, 2024
Other related parties	FF Company Co., Ltd.	FF Company Co., Ltd.
Other related parties	-	OURcoffee Gangnamjum
Other related parties	SecondPlan Co.,Ltd.	SecondPlan Co.,Ltd.
Other related parties	ThirdPlan Co., Ltd.	ThirdPlan Co., Ltd.
Other related parties	- (*1)	PLAYVERSE Co., Ltd.
Other related parties	Studio Cuat. Co., Ltd.	Studio Cuat. Co., Ltd.
Other related parties	Beacon Holdings, Inc	Beacon Holdings, Inc
Other related parties	Falling starlight	-
Other related parties	Pluto Co., Ltd.	-
Other related parties	Dominico Inc.	-
Other related parties	JS CO., LTD.	-
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1 (*2)	-
Associates	Solaire Culture Plus Fund	-
Associates	Solaire Main Movie Fund	-
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2	-
Other related parties	Bluefire Studio Co., Ltd	-
Other related parties	Shining park Co., Ltd.	-
Other related parties	Its story Co., Ltd.	-
Other related parties	Lodestar USA, Inc.	-
Other related parties	Global Star Acquisition I, LLC	-
Other related parties	Global Fund LLC	-
Other related parties	Innocus Global Group Pte, Ltd.,	-
Other related parties	XENO INVESTMENT ASIA INC	-
Other related parties	JVC INC	-
Other related parties	GF KOREA Co., Ltd	-
Other related parties	Naviator Global Holdings LLC	-
Other related parties	EQ Investment Inc.	-

(*1)	Play Company Co., Ltd. obtained control over Playverse Co., Ltd. through a share transfer arrangement, resulting in its exclusion from other related parties.
(*2)	It was dissolved during the current period and is currently undergoing liquidation procedures.

Schedule of transaction with related parties

			2025
Related party	Name of entity		Revenue	Finance income	Purchases	Finance Costs
			(In thousands of Korean won)
Other related parties	FF Company	₩	9,396,922	-	195,370	-
Other related parties	SecondPlan		37,869	18,751	3,091	-
Other related parties	ThirdPlan		-	-	-	7,544
Other related parties	Studio Cuat		16,500	1,978	44,900	-
Other related parties	Beacon Holdings		-	24,147	-	97
Key management personnel	Cho Hyeong seok		-	109,764	-	2,562,581
Other related parties	Falling starlight		(14,598)	-	-	-
Key management personnel	Park, Un Kyoung		-	427	-	-
Other related parties	Yun, In Beom		-	5,230	-	-
Other related parties	Kim, Su Jin		-	4,991	-	-
Key management personnel	Jung, Byung Gil		-	-	-	1,248
Other related parties	Its story Co., Ltd.		-	-	852,915	-
Key management personnel	Lee, Youngjae		14	-	-	22,557
Personnel with significant influence over the Company	Song, Hyo Jeong		10	-	-	-
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1		271	-	-	-
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2		491,152	-	10,413	-
Associates	Solaire Culture Plus Fund		78,975	-	2,388,883	-
Associates	Solaire Main Movie Fund		166,363	-	-	-
Other related parties	GF KOREA Co., Ltd		-	-	40,000	-
Other related parties	Innocus Global Group Pte, Ltd.,		-	423,936	-	146,470
Total		₩	10,173,478	589,224	3,535,572	2,740,497

			2024
Related party	Name of entity		Revenue	Finance income	Purchases	Finance Costs
			(In thousands of Korean won)
Other related parties	FF Company	₩	8,785,673	-	556,469	-
Other related parties	SecondPlan		31,833	15,274	-	913
Other related parties	ThirdPlan		-	-	60,317	7,332
Other related parties	Studio Cuat		38,645	1,978	248,660	-
Other related parties	Beacon Holdings		-	7,613	-	-
Key management personnel	Cho Hyeong Seok		-	100,915	-	234,315
Key management personnel	Jung Bo Ram		-	-	-	-
Total		₩	8,856,151	125,780	865,446	242,560

			2023
Related party	Name of entity		Revenue	Finance income	Purchases	Finance Costs
			(In thousands of Korean won)
Other related parties	FF Company	₩	11,184,157	-	62,415	-
Other related parties	SecondPlan		15,052	3,041	-	-
Other related parties	ThirdPlan		-	-	-	2,435
Other related parties	Studio Cuat		251	194	527,864	-
Other related parties	Beacon Holdings		-	-	-	-
Key management personnel	Cho Hyeong Seok		-	151,624	-	176,597
Key management personnel	Jung Bo Ram		-	676,341	-	-
Total		₩	11,199,460	831,200	590,279	179,032

Schedule of payables and receivables related parties

			December 31, 2025
Related party	Name of entity		Receivables	Contract assets	Loans	Project investment
			(In thousands of Korean won)
Other related parties	FF Company	₩	1,936,400	-	-	-
Other related parties	SecondPlan		57,561	-	471,400	-
Other related parties	ThirdPlan		-	-	8,000	-
Other related parties	Studio Cuat		22,300	-	43,000	-
Other related parties	Beacon Holdings		31,760	-	535,000	-
Key management personnel	Cho Hyeong seok		20,445	-	-	-
Key management personnel	Jung Bo Ram		43,721	-	-	-
Other related parties	Falling starlight		20,000	-	136,054	300,000
Key management personnel	Park, Un Kyoung		1,817	-	9,969	-
Other related parties	Yun, In Beom		5,230	-	500,000	-
Other related parties	Kim, Su Jin		4,991	-	500,000	-
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2		73,201	279,952	-	-
Associates	Solaire Culture Plus Fund		-	76,819	-	-
Associates	Solaire Main Movie Fund		-	160,747	-	-
Total		₩	2,217,426	517,518	2,203,423	300,000

			December 31, 2025
Related party	Name of entity		Payables	Borrowings	Contract liabilities	Convertible Note
			(In thousands of Korean won)
Other related parties	Falling starlight	₩	-	-	75,506	-
Other related parties	Pluto Co., Ltd.		1,234,397	-	-	-
Key management personnel	Jung, Byung Gil		151,493	220,000	-	-
Key management personnel	Jung, Byung shik		135,245	-	-	-
Key management personnel	Lee, Youngjae		8,410	274,180	-	-
Personnel with significant influence over the Company	Song, Hyo Jeong		371	-	-	-
Key management personnel	Park, Jun Woo		4,655	-	-	-
Key management personnel	Shin, Kyung Soo		4,655	-	-	-
Other related parties	Global Star Acquisition I, LLC (*)		92,112	318,683	-	-
Other related parties	Innocus Global Group Pte, Ltd.,		796	-	-	2,956,091
Other related parties	ThirdPlan		17,311	164,000	-	-
Key management personnel	Cho Hyeong seok		66,348,605	5,408,608	-	-
Other related parties	FF Company		122,400	-	-	-
Other related parties	Studio Cuat		8,800	-	-	-
Other related parties	Beacon Holdings		97	-	-	-
Total			68,129,347	6,385,471	75,506	2,956,091

(*)	The Company has a credit limit of Korean Won 3,730,740 thousand under an unsecured borrowing agreement, maturing on May 13, 2026. Unused portions of these credit facilities remain available to the Company.

			December 31, 2024
Related party	Name of entity		Receivables	Loans	Payables	Borrowings
			(In thousands of Korean won)
Other related parties	FF Company	₩	1,934,166	-	230,698	-
Other related parties	SecondPlan		121,284	394,400	730	-
Other related parties	ThirdPlan		-	-	9,767	164,000
Other related parties	Studio Cuat		2,172	43,000	-	-
Other related parties	Beacon Holdings		7,613	225,000	-	-
Key management personnel	Cho Hyeong Seok		-	-	1,115,906	2,790,236
Key management personnel	Jung Bo Ram		43,721	-	-	-
Total		₩	2,108,956	662,400	1,357,101	2,954,236

Schedule of significant financial transactions with related parties

			2025
Related party	Company		Loans	Collection	Borrowings	Repayment	Additional investment	Recovery of investment
			(In thousands of Korean won)
Other related parties	SecondPlan	₩	206,000	129,000	-	-	-	-
Other related parties	Beacon Holdings		420,000	110,000	82,000	82,000	-	-
Key management personnel	Cho Hyeong seok		-	-	3,280,000	-	-	-
Other related parties	ThirdPlan		-	1,000	-	-	-	-
Other related parties	Falling starlight		-	-	-	-	-	500,000
Key management personnel	Park, Un Kyoung		460	-	-	-	-	-
Other related parties	Yun, In Beom		500,000	-	-	-	-	-
Other related parties	Kim, Su Jin		500,000	-	-	-	-	-
Key management personnel	Jung, Byung Gil		-	-	220,000	-	-	-
Key management personnel	Lee, Youngjae		-	-	248,500	420,882	-	-
Associates	Solaire Culture Plus Fund		-	-	-	-	-	29,861
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1		-	-	-	-	-	18,031
Associates	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2		-	-	-	-	66,000	-
Other related parties	Global Star Acquisition I, LLC		-	-	568,887	473,598	-	-
Total		₩	1,626,460	240,000	4,399,387	976,480	66,000	547,892

			2024
Related party	Company		Loans	Collection (*1)	Borrowings	Repayment
			(In thousands of Korean won)
Other related parties	Second Plan (*1)	₩	449,500	120,000	355,000	313,000
Other related parties	ThirdPlan		-	-	80,000	46,000
Other related parties	Studio Cuat		19,500	19,500	-	-
Other related parties	Beacon Holdings		1,365,000	1,140,000	35,000	35,000
Total		₩	1,834,000	1,279,500	470,000	394,000

(*1)	Short-term borrowings and short-term loans of Korean Won 42,000 thousand were offset during the year ended December 31, 2024.

			2023
Related party	Company		Loans	Collection (*1)	Borrowings
			(In thousands of Korean won)
Other related parties	Second Plan	₩	1,136,900	1,030,000	-
Other related parties	ThirdPlan		-	-	130,000
Other related parties	Studio Cuat		43,000	-	-
Key management personnel	Cho Hyeong Seok (*2)		10,738,538	15,084,782	2,900,000
Key management personnel	Jung Bo Ram		-	2,905,000	-
Total		₩	11,918,438	19,019,782	3,030,000

(*1)	During 2023, the collection of loans related to Second Plan and Jung Bo Ram was due to a liability transfer to Cho Hyeong Seok, with no resulting cash inflows.
(*2)	During 2023, Play Company secured a loan of Korean Won 3,510,676 thousand from Cho Hyeong Seok. Cho Hyeong Seok then assumed obligations for loans amounting to Korean Won 7,227,862 thousand made by Play Company to third parties. Of this amount, Korean Won 2,900,000 thousand originally loaned by Play Company to Play F&B is now effectively a loan from Cho Hyeong Seok to Play Company and its subsidiary. In addition, Play Company received repayments of Korean Won 280,000 thousand, and an outstanding loan of Korean Won 14,804,782 thousand was offset against proceeds from the purchase of treasury share.

Schedule of Commitments with related parties

Related party	Financial institutions	Categories		Credit limit	Borrowings amount
				(In thousands of Korean won)
Key management personnel	Industrial Bank of Korea	Small and medium-sized enterprise financing (*1)	₩	2,000,000	-
Key management personnel	Industrial Bank of Korea	Small and medium-sized enterprise financing (*2)		1,000,000	1,000,000
Key management personnel	Industrial Bank of Korea	Small and medium-sized enterprise financing (*3)		400,000	400,000
Key management personnel	Woori Bank	Corporate operating borrowings (*4)		800,000	785,000
Key management personnel	KB Kookmin Bank	overdraft loan (*5)		300,000	277,687
Key management personnel	MG Community Credit Cooperatives	Corporate operating borrowings (*6)		3,000,000	3,000,000
Total			₩	7,500,000	5,462,687

(*1)	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*2)	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
(*3)	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
(*4)	The Company is provided a joint guarantee of Korean Won 960,000 thousand by Park, UnKyoung, CEO of the LAMP.
(*5)	The Company is provided a joint guarantee of Korean Won 330,000 thousand by Choi, Pyeungho, CEO of the Solaire.
(*6)	The Company is provided a joint guarantee of Korean Won 3,600,000 thousand by Choi, Pyeungho, CEO of the Solaire.

Cho HyeongSeok, CEO of Play Company provides a joint guarantee for the vehicle lease to Mirae Asset Securities as of December 31, 2025.

Commitments the Company has entered into with related parties as of December 31, 2024 are as follows:

Related party	Financial institutions	Categories		Credit limit	Borrowings amount
				(In thousands of Korean won)
Key management personnel	Industrial Bank of Korea	Revolving credit (*1)	₩	2,000,000	-
Key management personnel	Industrial Bank of Korea	Small and medium-sized enterprise financing (*2)		500,000	500,000
Key management personnel	Industrial Bank of Korea	Small and medium-sized enterprise financing (*3)		1,000,000	1,000,000
Key management personnel	Industrial Bank of Korea	Small and medium-sized enterprise financing (*4)		400,000	400,000
Key management personnel	Shinhan Bank	Revolving credit (*5)		500,000	-
Total			₩	4,400,000	1,900,000

(*1)	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*2)	The Company is provided a joint guarantee of Korean Won 458,526 thousand by Cho HyeongSeok, CEO of Play Company.
(*3)	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
(*4)	The Company is provided a building as collateral of Korean Won 480,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
(*5)	The Company is provided a joint guarantee of Korean Won 600,000 thousand by Cho HyeongSeok, CEO of Play Company.

Schedule of management personnel compensation related parties

		2025	2024	2023
		(In thousands of Korean won)
Short-term employee benefits	₩	4,578,094	1,185,704	1,426,806
Post-employment benefits		719,179	270,695	279,982
Share-based payments		25,636,854	(135,095)	38,530
Total	₩	30,934,127	1,321,304	1,745,318